LOANS AND NOTE PAYABLE (Details Narrative) - USD ($)	Aug. 08, 2022	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Line of credit initial drawn amount	$ 200,000
Line of credit fee percentange	3.00%
Line of credit interest rate	1.93%
Line of credit		$ 183,833
Carrying value of merchant loan		439,006
Merchant Loan [Member]
Debt Instrument [Line Items]
Proceeds from loans	$ 250,000
Repayments of loans	282,500
Cost of borrowing	32,500
Carrying value of merchant loan		$ 184,527
Celtic Bank Corporation [Member]
Debt Instrument [Line Items]
Line of credit maximum draw amount	$ 200,000